CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,897,228)	$ (4,240,693)	$ (4,130,522)	$ (5,607,328)
Adjustments to reconcile net loss to net cash used by operating activities
Depreciation and amortization	35,260	29,652	42,470	$ 24,479
Amortization of issuance costs	$ 220,656	19,112	44,388
Fair value of common stock issued for consulting		178,160	178,160	$ 1,285,000
Share-based compensation related to employee stock options	$ 169,641	330,854	417,569	632,413
Loss on intangible and fixed asset dispositions		29,596	$ 29,596	128,245
Non-cash interest expense on beneficial conversion				27,500
Gain on accounts payable settlement			$ (11,126)	(6,594)
Net loss on sale of trading securities	$ 11,946	302,116	302,116	818,365
Change in unrealized gain (loss) on trading securities	(7,986)	(236,143)	(228,156)	236,143
(Gain) loss on revaluation and modification of derivative warrant liability	(856,327)	205,001	(1,227,998)	216,701
(Increase) decrease in:
Prepaid expenses & other	(101,167)	(54,946)	(21,949)	24,351
Increase (decrease) in:
Accounts payable	607,705	357,060	914,808	52,112
Accrued expenses & other	108,050	218,262	369,225	76,266
Net Cash Used in Operating Activities	(1,709,450)	(2,861,969)	(3,321,419)	(3,331,797)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of investments	$ 35,970	568,852	568,852	$ (1,806,050)
Cash paid for intangible assets		(350,000)	(350,000)
Cash paid for purchase of property and equipment		(6,564)	6,564	$ 5,356
Net Cash Provided by Investing Activities	$ 35,970	212,288	(212,288)	(1,800,694)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes payable - short term	2,980,005	$ 1,372,500	2,078,000	$ 330,000
Proceeds from other short-term financing	365,000
Notes payable issuance costs	(207,548)	$ (99,655)	(128,329)
Repayment of notes payable	$ (415,000)		(25,000)	$ (55,000)
Proceeds from the exercise of stock warrants		$ 90,375	90,375
Proceeds from sale of common stock, net		203,055	$ 203,055	$ 574,224
Proceeds from sale of preferred stock, net				520,966
Net Cash Provided by Financing Activities	$ 2,722,457	1,566,275	$ 2,218,101	1,370,190
Net Increase (Decrease) in Cash and Cash Equivalents	1,048,977	(1,083,406)	(891,030)	(160,913)
Cash and Cash Equivalents, Beginning of Period	252,145	1,143,175	1,143,175	1,304,088
Cash and Cash Equivalents, End of Period	$ 1,301,122	$ 59,769	$ 252,145	1,143,175
Supplemental Cash Flow Disclosures:
Interest expense paid in cash				5,297
Tax paid	$ 1,912	$ 1,412	$ 1,412	1,662
Supplemental Non-Cash Disclosure:
Accrued expenses settled in preferred stock				57,196
Sale of preferred stock for marketable equity securities				3,495,384
Fair value of warrants modified in connection with Series B financing		(114,923)		(2,247,778)
Fair value of warrants issued to Series B placement agents		(12,738)	$ (33,121)	(113,685)
Notes payable - stockholder - settled in common stock				$ 275,000
Notes payable issued for securities			$ (47,916)
Notes payable issued as accounts payable settlement			(22,500)
Series B Preferred Stock dividends	$ (376,977)	(340,046)	$ (466,966)	$ (122,876)
Series A Preferred Stock dividends	(44,492)	(57,791)		(1,368,272)
Series A Preferred Stock dividend settled in Series A Preferred			$ (77,403)	$ (185,606)
Conversion of Series A Preferred Stock dividend to Common Stock	$ (8,888)	(17,170)	(17,170)
Conversion of Series A Preferred Stock to Common Stock		(1,254)	(50)
Conversion of Series B preferred shares to Common Stock		$ (1,254)	(50)
Conversion of Series B preferred shares and accrued dividends to common stock			(1,254)
Fair value of warrants issued with Convertible Notes	$ (358,255)
Fair value of warrants issued to Convertible Notes placement agents	(39,108)		$ (12,738)	$ (23,608)
Fair value of embedded derivative liability in Convertible Notes	$ (490,340)